INVESTMENT IN ASSOCIATES AND JOINT VENTURES (Tables)	6 Months Ended
Jun. 30, 2023
Interests In Other Entities [Abstract]
Disclosure of joint ventures	The following table represents the change in the balance of investments in associates and joint ventures:

US$ MILLIONS	For the six-month period ended June 30, 2023	For the 12-month period ended December 31, 2022
Balance at the beginning of the period	$5,325	$4,725
Share of earnings for the period	376	12
Foreign currency translation and other	76	(44)
Share of other comprehensive (loss) income	(151)	485
Distributions(5),(8),(12)	(537)	(575)
Disposition of interest(3),(9),(10),(11)	(375)	(142)
Acquisitions(1),(2),(4),(6),(7)	702	864
Ending Balance(13)	$5,416	$5,325
1.On February 16, 2022, Brookfield Infrastructure acquired an approximate 8% interest in AusNet Services Ltd., an Australian regulated utility, for total equity consideration of approximately $0.5 billion.
2.On April 1, 2022, Brookfield Infrastructure acquired a 13% interest in an Australian smart meter business, for total equity consideration of approximately $215 million.
3.On June 13, 2022, Brookfield Infrastructure sold an effective 19% (Brookfield consortium - 49%) interest in its North American container terminal operation for net proceeds of $275 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $125 million and income tax expense of approximately $50 million in the Consolidated Statements of Operating Results. $142 million of revaluation gains (net of tax) were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital.
4.On August 4, 2022, Brookfield Infrastructure acquired an approximate 12% interest in an Australian data transmission business, for total consideration of $193 million.
5.On November 1, 2022, our New Zealand data distribution business completed the sale of a portfolio of telecom towers which generated net proceeds of approximately $140 million to the partnership.
6.On November 22, 2022, Brookfield Infrastructure entered into a joint-venture agreement with Intel Corporation for the construction and operation of a semiconductor manufacturing facility in Chandler, Arizona. The partnership has an effective 12% economic interest in the operation.
7.On February 1, 2023, Brookfield Infrastructure acquired an effective 6% interest in a European telecom tower operation in Germany and Austria, for total consideration of approximately $702 million.
8.On April 1, 2023, our North American gas storage operation sold a portion of its U.S. gas storage portfolio for net proceeds of approximately $70 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $12 million in the Consolidated Statements of Operating Results. Revaluation gains of approximately $14 million (net of tax) were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital.
9.On April 26, 2023, a subsidiary of Brookfield Infrastructure completed the sale of its 50% interest in a freehold landlord port in Victoria, Australia, which generated net proceeds of approximately $70 million to the partnership. Prior to completion of the sale, the subsidiary’s interest in the port was classified as held for sale.
10.On May 2, 2023, Brookfield Infrastructure exercised its option to acquire an additional 15% interest in Transmissora Sertaneja de Eletricidade S.A. (“Sertaneja”), a Brazilian electricity transmission operation, increasing Brookfield Infrastructure’s ownership in Sertaneja to 31%. As a result of governance rights obtained, Brookfield Infrastructure will consolidate Sertaneja effective May 2, 2023. Refer to Note 5. Acquisition of Businesses, for further details.
11.On June 15, 2023, a subsidiary of Brookfield Infrastructure sold a portion of its interest in its U.S. gas pipeline for net proceeds of approximately $420 million, decreasing its ownership from approximately 38% to 25%. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $80 million in the Consolidated Statements of Operating Results.
12.On June 15, 2023, Brookfield Infrastructure sold an effective 12% (Brookfield consortium - 50%) interest in its New Zealand data distribution business for net proceeds of approximately $275 million. On disposition, Brookfield Infrastructure recognized a gain on sale of approximately $220 million in the Consolidated Statements of Operating Results. Revaluation gains of $14 million (net of tax) were reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital.
13.The closing balance includes a shareholder loan of $250 million receivable from our U.S. gas pipeline (2022: $375 million).

Disclosure of operating segments

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2023 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$669	$524	$426	$183	$—	$1,802	$(565)	$3,019	$4,256
Costs attributed to revenues(2)	(333)	(241)	(196)	(70)	—	(840)	213	(2,021)	(2,648)
General and administrative expenses	—	—	—	—	(109)	(109)	—	—	(109)
Other (expense) income	(27)	(2)	(5)	(3)	52	15	12	(91)	(64)
Interest expense	(85)	(82)	(64)	(38)	(47)	(316)	95	(346)	(567)
FFO	224	199	161	72	(104)	552
Depreciation and amortization expense						(346)	121	(407)	(632)
Deferred taxes						(21)	(2)	(15)	(38)
Mark-to-market and other						193	(147)	256	302
Share of earnings from associates						—	273	—	273
Net income attributable to non-controlling interest						—	—	(395)	(395)
Net income attributable to partnership(3)						$378	$—	$—	$378

	Total attributable to Brookfield Infrastructure
FOR THE THREE-MONTH PERIOD ENDED JUNE 30, 2022 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$485	$516	$411	$145	$—	$1,557	$(617)	$2,741	$3,681
Costs attributed to revenues(2)	(199)	(246)	(193)	(62)	—	(700)	313	(1,773)	(2,160)
General and administrative expenses	—	—	—	—	(108)	(108)	—	—	(108)
Other (expense) income	(23)	(1)	(4)	2	37	11	7	(146)	(128)
Interest expense	(75)	(70)	(44)	(25)	(33)	(247)	82	(304)	(469)
FFO	188	199	170	60	(104)	513
Depreciation and amortization expense						(334)	131	(349)	(552)
Deferred taxes						(40)	(20)	86	26
Mark-to-market and other						37	138	(6)	169
Share of earnings from associates						—	(34)	—	(34)
Net income attributable to non-controlling interest						—	—	(249)	(249)
Net income attributable to partnership(3)						$176	$—	$—	$176

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2023 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$1,305	$1,029	$901	$366	$—	$3,601	$(1,115)	$5,988	$8,474
Costs attributed to revenues(2)	(655)	(474)	(399)	(146)	—	(1,674)	421	(3,979)	(5,232)
General and administrative expenses	—	—	—	—	(212)	(212)	—	—	(212)
Other (expense) income	(53)	(6)	(13)	1	85	14	22	(164)	(128)
Interest expense	(165)	(158)	(130)	(79)	(91)	(623)	188	(700)	(1,135)
FFO	432	391	359	142	(218)	1,106
Depreciation and amortization expense						(690)	237	(824)	(1,277)
Deferred taxes						(23)	2	26	5
Mark-to-market and other						8	(131)	168	45
Share of earnings from associates						—	376	—	376
Net income attributable to non-controlling interest						—	—	(515)	(515)
Net income attributable to partnership(3)						$401	$—	$—	$401

	Total attributable to Brookfield Infrastructure
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2022 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non-controlling interest	As per IFRS financials(1)

Revenues	$924	$986	$834	$297	$—	$3,041	$(1,188)	$5,239	$7,092
Costs attributed to revenues(2)	(384)	(461)	(382)	(131)	—	(1,358)	598	(3,362)	(4,122)
General and administrative expenses	—	—	—	—	(229)	(229)	—	—	(229)
Other (expense) income	(51)	(5)	(1)	5	69	17	15	(226)	(194)
Interest expense	(134)	(136)	(85)	(53)	(57)	(465)	154	(567)	(878)
FFO	355	384	366	118	(217)	1,006
Depreciation and amortization expense						(656)	254	(694)	(1,096)
Deferred taxes						(52)	(23)	83	8
Mark-to-market and other						(52)	170	—	118
Share of earnings from associates						—	20	—	20
Net income attributable to non-controlling interest						—	—	(473)	(473)
Net income attributable to partnership(3)						$246	$—	$—	$246
1.The above tables reconcile Brookfield Infrastructure’s share of results to our partnership’s unaudited interim condensed and consolidated statements of operating results on a line by line basis by aggregating the components comprising the earnings from our partnership’s investments in associates and reflecting the portion of each line item attributable to non-controlling interests.
2.Costs attributed to revenues exclude depreciation and amortization expense. Refer to Note 14, Direct Operating Costs, for further details.
3.Includes net income attributable to limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP Units, non-controlling interests - BIPC exchangeable LP units and non-controlling interests - BIPC exchangeable shares.
The following is an analysis of Brookfield Infrastructure’s assets by reportable operating segment:

	Total Attributable to Brookfield Infrastructure
AS OF JUNE 30, 2023 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
Total assets	$9,669	$8,403	$9,857	$5,482	$(1,836)	$31,575	$(6,604)	$48,536	$8,164	$81,671

	Total Attributable to Brookfield Infrastructure
AS OF DECEMBER 31, 2022 US$ MILLIONS	Utilities	Transport	Midstream	Data	Corporate	Total	Contribution from investments in associates	Attributable to non- controlling interest	Working capital adjustment and other	As per IFRS financials(1)
Total assets	$7,337	$8,333	$9,747	$4,002	$(1,208)	$28,211	$(5,434)	$41,327	$8,865	$72,969
1.The above table provides each segment’s assets in the format that management organizes its reporting segments to make operating decisions and assess performance. Each segment is presented based on our partnership’s share of total assets, taking into account Brookfield Infrastructure’s ownership in operations using consolidation and the equity method whereby our partnership either controls or exercises significant influence over the investment, respectively. The above table reconciles Brookfield Infrastructure’s share of total assets to total assets presented on our partnership’s Consolidated Statements of Financial Position by removing net liabilities contained within investments in associates and joint ventures and reflecting the assets attributable to non-controlling interests, and adjusting for working capital assets which are netted against working capital liabilities.
The following table represents the carrying value of our partnership’s investments in associates and joint ventures:

	As of
US$ MILLIONS	June 30, 2023	December 31, 2022
Utilities	$871	$887
Transport	1,981	1,925
Midstream	661	1,058
Data	1,879	1,297
Corporate	24	158
Ending Balance	$5,416	$5,325

Disclosure of associates
The following tables summarize the aggregate balances of investments in associates and joint ventures on a 100% basis:

	As of
US$ MILLIONS	June 30, 2023	December 31, 2022
Financial position:
Total assets	$94,382	$71,023
Total liabilities	(52,774)	(42,116)
Net assets	$41,608	$28,907

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2023	2022	2023	2022
Financial performance:
Total revenue	$6,722	$5,455	$12,710	$10,471
Total net income for the period	1,054	309	2,084	901
Brookfield Infrastructure’s share of net income (loss)	$273	$(34)	$376	$20